Debt - Debt (Details)	Dec. 31, 2015 USD ($)
Line of Credit Facility [Line Items]
Uncommitted credit lines, maximum borrowing capacity	$ 292,900,000
Uncommitted credit lines, remaining borrowing capacity	248,000,000
First, second, and fourth quarters
Line of Credit Facility [Line Items]
Uncommitted credit lines, maximum borrowing capacity	300,000,000
Third quarter
Line of Credit Facility [Line Items]
Uncommitted credit lines, maximum borrowing capacity	$ 600,000,000